Other non-current assets	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets
Other non-current assets

Other non-current assets include assets that do not fall into any other non-current asset category (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2021.

	2020	2019
	£m	£m
Other receivables	35	28
Non-current tax assets	65	56
Prepayments	19	7
Accrued income¹	235	173
	354	264

1.	Includes accrued income in relation to property sales to the St William joint venture.